Remuneration of auditors	12 Months Ended
Jun. 30, 2021
Auditors Remuneration [Abstract]
Remuneration of auditors

18. Remuneration of auditors

During the year the following fees were paid or payable for services provided by the auditor of the parent entity, its related practices and non-related audit firms:

	Year Ended June 30,
(in U.S. dollars)	2021	2020	2019
a. PricewaterhouseCoopers Australia
Audit and other assurance services
Audit and review of financial reports	747,783	713,461	690,245
Other audit services(1)	91,750	14,097	—
Total remuneration of PricewaterhouseCoopers Australia	839,533	727,558	690,245

b. Network firms of PricewaterhouseCoopers Australia
Audit and other assurance services
Audit and review of financial reports	130,450	108,262	89,038
Total remuneration of Network firms of PricewaterhouseCoopers Australia	130,450	108,262	89,038
Total auditors' remuneration(2)	969,983	835,820	779,283

(1)	Other audit services relates to services performed in connection with the filing of registration statements on the Form S-8 and F-3.
(2)	All services provided are considered audit services for the purpose of SEC classification.